Equity - Additional Information (Details)									3 Months Ended	12 Months Ended
	Oct. 15, 2021 shares	Jul. 27, 2021 USD ($) shares	May 24, 2021 shares	May 23, 2021	Mar. 28, 2021 USD ($) $ / shares shares	Oct. 23, 2020 USD ($) $ / shares shares	Jul. 15, 2020 USD ($) $ / shares shares	Jul. 06, 2020 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2021 USD ($) D $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 23, 2021 shares	Mar. 31, 2020 shares
Stockholders Equity [Line Items]
Common stock, shares authorized										500,000,000	500,000,000
Common stock, par value | $ / shares									$ 0.001	$ 0.001	$ 0.001
Issuance of common stock for exercise of warrants and Unit Purchase Options (in shares)										3,830,586
Number of shares issued upon exercise of warrants		1,833,596								516,025
Issuance of common stock for exercise of warrants and Unit Purchase Options | $										$ 16,699,000
Contingently issuable Earnout Shares Excluded from EPS computation									185,472
Common stock issued for consulting services (in shares)										4,834,045
Non-cash consulting expense | $										$ 53,837,000
Common stock issued | $										9,624,000	$ 2,579,000
Loss on conversion of convertible notes payable | $											$ 307,000
Common stock issued to settle note conversion (in shares)											1,138,199
Compensation expenses | $										7,785,000	$ 730,000
Common shares issued											30,020
Debt conversion, converted instrument, amount | $											$ 100,000
Debt conversion, original debt, amount | $											$ 100,000
Loss on settlement of accounts payable | $										$ (121,000)
Preferred stock, shares authorized										50,000,000	50,000,000
Preferred stock, shares issued										0	0
Preferred stock, par value | $ / shares									$ 0.001	$ 0.001	$ 0.001
Number of shares outstanding										0	0
Proceeds from exercise of warrant | $		$ 9,200,000								$ 16,699,000
Net impact to additional paid-in capital | $										60,852,000
Change in fair value of the warrants | $										$ (1,692,000)
Number of units outstanding										600,000		600,000
Price per unit | $ / shares										$ 10.00
Aggregate exercise price | $										$ 6,000,000.0
Number of shares per right										1
Fractional shares issued upon conversion of rights										0
Unamortized compensation costs | $										$ 31,100,000
Common stock issued to settle accounts payable | $											$ 145,000
Loss on common stock issued to settle accounts payable | $											42,000
Substitute Warrants
Stockholders Equity [Line Items]
Warrant, exercise price per share | $ / shares										$ 2.45
Warrants exercised										4,909,066
Deemed dividend - Earnout Shares | $										$ 2,700,000
Net impact to additional paid-in capital | $										0
Incremental compensation on modification | $										2,300,000
Unamortized compensation costs | $										23,800,000
Additional deemed dividend recognized in the event of earnout shares milestone | $										24,400,000
Additional deemed dividend recognized in the event of earnout cash milestone | $										$ 3,100,000
Public Warrants
Stockholders Equity [Line Items]
Warrant, exercise price per share | $ / shares										$ 11.50
Warrants exercised										1,144
Number of outstanding warrants										3,450,000
Number of shares per warrant										1
Warrants expiration term										5 years
Redemption price per warrant (in dollars per share) | $ / shares										$ 0.01
Minimum threshold written notice period for redemption of warrants										30 days
Stock price trigger for redemption of warrants (in dollars per share) | $ / shares										$ 21.00
Threshold trading days for redemption of warrants | D										20
Redemption period | D										30
Public Warrants | Maximum
Stockholders Equity [Line Items]
Gross proceeds from exercise of warrants | $										$ 100,000
Placement Warrants
Stockholders Equity [Line Items]
Number of outstanding warrants										136,250
Change in fair value of the warrants | $										$ 1,700,000	0
Public Right
Stockholders Equity [Line Items]
Number of outstanding warrants										6,900,000
Placement Rights
Stockholders Equity [Line Items]
Number of outstanding warrants										272,500
GEM Warrant
Stockholders Equity [Line Items]
Contingently issuable Earnout Shares Excluded from EPS computation										1,044,453
Merger agreement
Stockholders Equity [Line Items]
Merger and PIPE Financing shares - common stock										3,729,730
Merger agreement | Stockholders of NeuroRx
Stockholders Equity [Line Items]
Exchange Ratio			3.16	4.96
VaccineCo
Stockholders Equity [Line Items]
Merger and PIPE Financing shares - common stock	4,000,000
Common stock Warrants
Stockholders Equity [Line Items]
Warrant issued						139,645	279,291	4,000
Warrant, exercise price per share | $ / shares						$ 15.25	$ 15.25	$ 15.25
Warrant expiry date						Oct. 22, 2025	Jul. 14, 2025	Jul. 05, 2023
Fair value on the date of issuance | $						$ 2,700,000	$ 2,700,000	$ 100,000
Warrant, fair valued price per share | $ / shares						$ 9.64	$ 9.63	$ 7.63
Common stock Warrants | Legacy NeuroRx Warrants
Stockholders Equity [Line Items]
Warrant issued					3,329,812
Warrant, exercise price per share | $ / shares					$ 3.19
Warrant expiry date					Mar. 27, 2024
Fair value on the date of issuance | $					$ 60,900,000
Warrants exercised					1,496,216
Gross proceeds from exercise of warrants | $					$ 7,500,000
Proceeds from exercise of warrant | $		1,833,596
Number of shares issued upon exercise of warrants | $		$ 9,200,000
General and Administrative Expense [Member]
Stockholders Equity [Line Items]
Non-cash consulting expense | $										$ 53,800,000
Compensation expenses | $										$ 6,500,000	332,000
Loss on settlement of accounts payable | $											$ 100,000
Common Stock
Stockholders Equity [Line Items]
Merger and PIPE Financing shares - common stock										3,642,727	556,043
Issuance of common stock for exercise of warrants and Unit Purchase Options (in shares)										3,830,586
Proceeds from issuance of common stock | $										$ 37,000,000.0	$ 2,600,000
Awarded to employees as bonus for services provided										200,000
Common Stock | General and Administrative Expense [Member]
Stockholders Equity [Line Items]
Compensation expenses | $										$ 4,800,000
Legacy NeuroRx Preferred Stock | Convertible Series A Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, shares authorized										1,000,000	1,000,000
Preferred stock, shares issued										1,000,000	1,000,000
Preferred stock, par value | $ / shares										$ 0.001	$ 0.001
Preferred stock, conversion basis										one share of common stock for each preferred share
Convertible preferred stock, liquidation preference per share | $ / shares										$ 1.00	$ 1.00
Number of shares outstanding			2,367,543
Shares issued upon conversion			7,480,836
Legacy NeuroRx Preferred Stock | Convertible Series B-1 Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, shares authorized										1,050,695	1,050,695
Preferred stock, shares issued										1,050,695	1,050,695
Convertible preferred stock, liquidation preference per share | $ / shares										$ 7.58	$ 7.58
Legacy NeuroRx Preferred Stock | Convertible Series B-1A Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, shares authorized										316,848	316,848
Preferred stock, shares issued										316,848	316,848
Convertible preferred stock, liquidation preference per share | $ / shares										$ 6.82	$ 6.82
Legacy NeuroRx Preferred Stock | Convertible Series B-2 Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, shares authorized											100,000
Preferred stock, shares issued													4,167
Preferred stock, par value | $ / shares											$ 0.001
Preferred stock, conversion basis											one share of common stock for each share of B-2 Preferred Stock
Convertible preferred stock, liquidation preference per share | $ / shares											$ 12.00
Number of shares outstanding			4,167
Shares issued upon conversion			13,168